WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The estimate was calculated using the following inputs:

Input	September 30, 2017
Risk-free interest rate	1.06%
Expected life	4 months
Expected volatility	74.10%
Dividend yield	0.00%
Stock price	$0.06

The estimate was calculated using the following inputs:

Input	October 21, 2016	December 31, 2016
Risk-free interest rate	.66%	85%
Expected life in years	1 year	1 year
Dividend yield	—	—
Volatility	108.2%	120.0%
Stock price	$0.08	$0.11